STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	6,735,068		6,735,068		4,444,068	4,728,893
Stock reserved for future issuance	28,887,583		28,887,583		26,534,941
Number of restricted stock granted			2,291,000		0
Exercise price per share vested	$ 2.90		$ 2.90		$ 2.40
Weighted-average fair value per share , grant			$ 0.96		$ 0	$ 2.20
Unrecognized stock based compensation	$ 819,956		$ 819,956		$ 37,690
Weighted average period			1 year 8 months 12 days		1 year 5 months 8 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted			927,358
Number of common stock shares vested RSU awards			647,358
Weighted-average fair value per share, vest			$ 1.29
Number of restricted stock cancelled			150,000
Remaining shares outstanding			130,000
Weighted-average fair value per share oustanding	$ 0.99		$ 0.99
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation allocated					121,764	178,679
Share based compensation expense	$ 228,823	$ 36,373	$ 602,767	$ 80,193
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation allocated					0	0
Share based compensation expense	$ 66,756	$ 0	$ 95,246	$ 0
Board Of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted						131,700
Option, vesting period						3 years
Exercise price per share vested						$ 3.35
Board of Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock granted			2,291,000
Board of Members [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period			0 years
Exercise price per share vested	$ 0.43		$ 0.43
Board of Members [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, vesting period			4 years
Exercise price per share vested	$ 6.28		$ 6.28
2021 Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option, outstanding	4,444,068		4,444,068		4,444,068
Stock reserved for future issuance	1,000,000		1,000,000		1,000,000		3,000,000